Related Party Transactions	6 Months Ended
Apr. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Due from related parties comprised of the following:

		April 30,	October 31,
	Nature	2025	2024
Shuibo Zhang	Travel advance	23,675	-
Total		23,675	-

Due to related parties comprised of the following:

		April 30,	October 31,
	Nature	2025	2024
Shuibo Zhang	Interest-free loan	10,575	1,630
Tao Li	Interest-free loan	-	210,000
Total		10,575	211,630